Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers
(“Non-PEO
NEOs”) and certain measures of the Company’s financial performance for the last three fiscal years ended December 31, 2022:

Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (a) (b) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($) (a) (b) (c)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Bil.)	After-Tax Return on Revenue (%)
					Total Shareholder Return ($) (d)	Peer Group Total Shareholder Return ($) (d)
2022	9,961,737	12,616,278	2,814,187	3,521,502	138.21	178.91	3.0	10.4
2021	12,800,753	10,086,318	3,743,979	3,261,059	118.05	162.86	1.9	7.9
2020	8,770,878	6,840,581	3,762,789	3,143,617	111.74	132.46	1.3	6.9

(a)
R. P. Feight was the PEO in 2022, 2021 and 2020. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
NEOs in 2020.

(b)	The value of the “compensation actually paid” to our PEO and Non-PEO NEOs reflect the following adjustments from the Summary Compensation Table:

PEO	2022	2021	2020
Summary Compensation Table Total	$9,961,737	$12,800,753	$8,770,878
Deducted Change in Pension Value in Summary Compensation Table	($43,437)	($3,022,430)	($2,764,444)
Added pension plan service cost and prior service cost	$681,190	$585,062	$503,152
Deducted Stock and Option Awards values reported in Summary Compensation Table	($5,173,050)	($5,222,256)	($3,388,524)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$5,171,390	$4,532,153	$3,469,043
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,908,027	$364,657	$222,255
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$110,421	$48,379	$28,221
Compensation Actually Paid	$12,616,278	$10,086,318	$6,840,581

Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$2,814,187	$3,743,979	$3,762,789
Deducted average Change in Pension Value in Summary Compensation Table	($31,216)	($719,975)	($1,192,419)
Added average pension plan service cost and prior service cost	$189,787	$285,277	$281,122
Deducted average Stock and Option Awards values reported in Summary Compensation Table	($1,025,279)	($1,011,741)	($770,267)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$1,068,075	$872,333	$825,546
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$476,533	$70,797	$202,152
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$29,415	$20,389	$34,694
Average Compensation Actually Paid	$3,521,502	$3,261,059	$3,143,617

(c)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (
i.e.,
term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted stock/RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year end and as of each date of vest.

(d)
Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using Standard and Poor’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.

Company Selected Measure Name	After-TaxReturnonRevenue
Named Executive Officers, Footnote [Text Block]	R. P. Feight was the PEO in 2022, 2021 and 2020. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
	NEOs in 2020.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using Standard and Poor’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.
PEO Total Compensation Amount	$ 9,961,737	$ 12,800,753	$ 8,770,878
PEO Actually Paid Compensation Amount	$ 12,616,278	10,086,318	6,840,581
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2022	2021	2020
Summary Compensation Table Total	$9,961,737	$12,800,753	$8,770,878
Deducted Change in Pension Value in Summary Compensation Table	($43,437)	($3,022,430)	($2,764,444)
Added pension plan service cost and prior service cost	$681,190	$585,062	$503,152
Deducted Stock and Option Awards values reported in Summary Compensation Table	($5,173,050)	($5,222,256)	($3,388,524)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$5,171,390	$4,532,153	$3,469,043
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,908,027	$364,657	$222,255
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$110,421	$48,379	$28,221
Compensation Actually Paid	$12,616,278	$10,086,318	$6,840,581

Non-PEO NEO Average Total Compensation Amount	$ 2,814,187	3,743,979	3,762,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,521,502	3,261,059	3,143,617
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$2,814,187	$3,743,979	$3,762,789
Deducted average Change in Pension Value in Summary Compensation Table	($31,216)	($719,975)	($1,192,419)
Added average pension plan service cost and prior service cost	$189,787	$285,277	$281,122
Deducted average Stock and Option Awards values reported in Summary Compensation Table	($1,025,279)	($1,011,741)	($770,267)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$1,068,075	$872,333	$825,546
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$476,533	$70,797	$202,152
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$29,415	$20,389	$34,694
Average Compensation Actually Paid	$3,521,502	$3,261,059	$3,143,617

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures
The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and
Non-PEO
NEOs for the fiscal year ended December 31, 2022:

•	Net Income

•	After-Tax Return on Revenue

•	Three-Year Change in Net Income

•	Return on Sales

•	Return on Capital
The Company’s use of these financial performance measures is described in the Compensation Discussion and Analysis section under the headings “Annual Incentive Cash Compensation (“IC”)” and “Long-Term Incentive Compensation (“LTIP”).”

Total Shareholder Return Amount	$ 138.21	118.05	111.74
Peer Group Total Shareholder Return Amount	178.91	162.86	132.46
Net Income (Loss)	$ 3,000,000,000	$ 1,900,000,000	$ 1,300,000,000
Company Selected Measure Amount	0.104	0.079	0.069
PEO Name	R. P. Feight	R. P. Feight	R. P. Feight
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	After-Tax Return on Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Change in Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital
PEO [Member] | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (43,437)	$ (3,022,430)	$ (2,764,444)
PEO [Member] | Pension plan service cost and prior service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	681,190	585,062	503,152
PEO [Member] | Stock and Option Awards values reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,173,050)	(5,222,256)	(3,388,524)
PEO [Member] | Fair value at fiscal yearend of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,171,390	4,532,153	3,469,043
PEO [Member] | Change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,908,027	364,657	222,255
PEO [Member] | Dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,421	48,379	28,221
Non-PEO NEO [Member] | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,216)	(719,975)	(1,192,419)
Non-PEO NEO [Member] | Pension plan service cost and prior service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	189,787	285,277	281,122
Non-PEO NEO [Member] | Stock and Option Awards values reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,025,279)	(1,011,741)	(770,267)
Non-PEO NEO [Member] | Fair value at fiscal yearend of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,068,075	872,333	825,546
Non-PEO NEO [Member] | Change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	476,533	70,797	202,152
Non-PEO NEO [Member] | Dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 29,415	$ 20,389	$ 34,694